Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 1,500	$ 2,057
Active ingredients [member]
IfrsStatementLineItems [Line Items]
Revenue	1,387	2,057
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 113